Victory Integrity Small Mid-Cap Value Fund Shareholder Fees - MCI [Member] - Victory Integrity Small Mid-Cap Value Fund - Member Class	Jun. 30, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%